UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: _(811-05037)_

Professionally Managed Portfolios

________________________________________________________________
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

________________________________________________________________
(Address of principal executive offices) (Zip code)

Elaine E. Richards

Professionally Managed Portfolios

2020 E. Financial Way, Suite 100

Glendora, CA 91741

 __________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (626) 914-7363

Date of fiscal year end: March 31

Date of reporting period: June 30, 2013

The Osterweis Strategic Income Fund

The Osterweis Strategic Income Fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)__Professionally Managed Portfolios_______________________

By (Signature and Title) _/s/ Elaine E. Richards__ ________ ________________

Elaine E. Richards, President

Date___August 19, 2013_________________________________________

The Osterweis Strategic Investment Fund A Series of Professionally Managed Portfolios Form N-PX 2013